LOANS TO CUSTOMERS, NET (Details Narrative) - Choco Up Group Holdings Limited [Member]	Dec. 31, 2025 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Loans to customer	$ 10,000,000
Interest rate	8.00%